Subsequent Events - Additional Information (Detail) - Entity [Domain] $ / shares in Units, $ in Thousands	Jun. 05, 2015 USD ($) $ / shares shares	May. 02, 2015 $ / shares	May. 03, 2014 $ / shares
Subsequent Event [Line Items]
Common stock, par value		$ 0.001	$ 0.001
Subsequent Event | Series J Preferred Stock
Subsequent Event [Line Items]
Common stock, par value	$ 0.001
Number of preferred stock converted into common shares | shares	103,995
Conversion of preferred stock into common shares | shares	6,117,347
Aggregate cash payment to the Series J Holders | $	$ 8,104
Stock conversion, conversion ratio	58.8235